Vanguard International High Dividend Yield Index Fund Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All-World ex US High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.04%	13.34%	10.96%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	8.04%	9.65%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Feb. 25, 2016
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.73%	11.82%	9.48%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.29%	10.11%	8.36%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.02%	13.06%	10.59%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.06%	13.15%	10.61%